Financial Risk Management - Summary of Credit Quality Due Financial Institutions (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2024	Dec. 31, 2023
Cash And Cash Equivalent [Line Items]
Due from financial institutions		₩ 14,202,090	₩ 14,704,181
Due from financial institutions measured at amortized cost
Cash And Cash Equivalent [Line Items]
Due from financial institutions		27,791,693	27,580,300
Due from financial institutions measured at amortized cost | Grade 1
Cash And Cash Equivalent [Line Items]
Due from financial institutions		26,483,963	26,279,729
Due from financial institutions measured at amortized cost | Grade 2
Cash And Cash Equivalent [Line Items]
Due from financial institutions		583,640	503,794
Due from financial institutions measured at amortized cost | Grade 3
Cash And Cash Equivalent [Line Items]
Due from financial institutions		62,223	108,290
Due from financial institutions measured at amortized cost | Grade 4
Cash And Cash Equivalent [Line Items]
Due from financial institutions		18	0
Due from financial institutions measured at amortized cost | Grade 5
Cash And Cash Equivalent [Line Items]
Due from financial institutions		661,849	688,487
12-month expected credit losses | Due from financial institutions measured at amortized cost
Cash And Cash Equivalent [Line Items]
Due from financial institutions	[1]	27,791,693	27,580,300
12-month expected credit losses | Due from financial institutions measured at amortized cost | Grade 1
Cash And Cash Equivalent [Line Items]
Due from financial institutions	[1]	26,483,963	26,279,729
12-month expected credit losses | Due from financial institutions measured at amortized cost | Grade 2
Cash And Cash Equivalent [Line Items]
Due from financial institutions	[1]	583,640	503,794
12-month expected credit losses | Due from financial institutions measured at amortized cost | Grade 3
Cash And Cash Equivalent [Line Items]
Due from financial institutions	[1]	62,223	108,290
12-month expected credit losses | Due from financial institutions measured at amortized cost | Grade 4
Cash And Cash Equivalent [Line Items]
Due from financial institutions	[1]	18	0
12-month expected credit losses | Due from financial institutions measured at amortized cost | Grade 5
Cash And Cash Equivalent [Line Items]
Due from financial institutions	[1]	661,849	688,487
Non-impaired | Due from financial institutions measured at amortized cost
Cash And Cash Equivalent [Line Items]
Due from financial institutions		0	0
Non-impaired | Due from financial institutions measured at amortized cost | Grade 1
Cash And Cash Equivalent [Line Items]
Due from financial institutions		0	0
Non-impaired | Due from financial institutions measured at amortized cost | Grade 2
Cash And Cash Equivalent [Line Items]
Due from financial institutions		0	0
Non-impaired | Due from financial institutions measured at amortized cost | Grade 3
Cash And Cash Equivalent [Line Items]
Due from financial institutions		0	0
Non-impaired | Due from financial institutions measured at amortized cost | Grade 4
Cash And Cash Equivalent [Line Items]
Due from financial institutions		0	0
Non-impaired | Due from financial institutions measured at amortized cost | Grade 5
Cash And Cash Equivalent [Line Items]
Due from financial institutions		0	0
Impaired | Due from financial institutions measured at amortized cost
Cash And Cash Equivalent [Line Items]
Due from financial institutions		0	0
Impaired | Due from financial institutions measured at amortized cost | Grade 1
Cash And Cash Equivalent [Line Items]
Due from financial institutions		0	0
Impaired | Due from financial institutions measured at amortized cost | Grade 2
Cash And Cash Equivalent [Line Items]
Due from financial institutions		0	0
Impaired | Due from financial institutions measured at amortized cost | Grade 3
Cash And Cash Equivalent [Line Items]
Due from financial institutions		0	0
Impaired | Due from financial institutions measured at amortized cost | Grade 4
Cash And Cash Equivalent [Line Items]
Due from financial institutions		0	0
Impaired | Due from financial institutions measured at amortized cost | Grade 5
Cash And Cash Equivalent [Line Items]
Due from financial institutions		0	0
Not applying expected credit losses | Due from financial institutions measured at amortized cost
Cash And Cash Equivalent [Line Items]
Due from financial institutions		0	0
Not applying expected credit losses | Due from financial institutions measured at amortized cost | Grade 1
Cash And Cash Equivalent [Line Items]
Due from financial institutions		0	0
Not applying expected credit losses | Due from financial institutions measured at amortized cost | Grade 2
Cash And Cash Equivalent [Line Items]
Due from financial institutions		0	0
Not applying expected credit losses | Due from financial institutions measured at amortized cost | Grade 3
Cash And Cash Equivalent [Line Items]
Due from financial institutions		0	0
Not applying expected credit losses | Due from financial institutions measured at amortized cost | Grade 4
Cash And Cash Equivalent [Line Items]
Due from financial institutions		0	0
Not applying expected credit losses | Due from financial institutions measured at amortized cost | Grade 5
Cash And Cash Equivalent [Line Items]
Due from financial institutions		₩ 0	₩ 0

[1]	Before netting of allowance